Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Employee Expenses
A split of the Group’s employees and consultants by main department and geography for the years ended December 31, 2021, 2020 and 2019 was as follows:

	At December 31,
	2021	2020	2019
By function:
Clinical & Regulatory, IP, Marketing	23	17	26
Research & Development	29	27	33
Manufacturing /Quality	33	32	32
General Administration	18	17	16
Total	103	92	107

(€’000)	For the year ended December 31,
	2021	2020	2019
Salaries, wages and fees	7 975	7 139	6 932
Executive Management team compensation	3 115	2 773	2 993
Share-based payments	2 172	2 782	2 775
Social security	1 444	1 487	1 473
Post-employment benefits	251	263	215
Hospitalization insurance	142	146	138
Other benefit expense	116	138	119

Total Employee expenses	15 215	14 727	14 646